1
Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments — July 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 86.3%
Aerospace and Defense  — 1.1%
18,500 Kaman Corp. ............................................ $ 423,465
1,200 L3Harris Technologies Inc. ....................... 227,388
650,853
Automotive  — 0.3%
20,000 Iveco Group NV† ...................................... 189,686
Broadcasting  — 2.2%
22,000 Sinclair Inc. .............................................. 306,020
58,000 TEGNA Inc. .............................................. 980,200
1,286,220
Building and Construction  — 6.7%
1,500 Carrier Global Corp. .................................. 89,325
11,500 Griffon Corp. ............................................ 479,780
2,700 Lennar Corp., Cl. B ................................... 310,257
11,510 Nobility Homes Inc. .................................. 319,978
7,500 Skyline Champion Corp.† ......................... 522,450
9,700 Vulcan Materials Co. ................................. 2,138,850
3,860,640
Business Services  — 2.9%
3,000 Applus Services SA .................................. 32,193
230,000 Clear Channel Outdoor Holdings Inc.† ....... 414,000
75,000 Dawson Geophysical Co.† ........................ 135,750
2,000 eWork Group AB ...................................... 24,662
500 Rentokil Initial plc, ADR ............................ 20,400
105,002 Steel Connect Inc.† .................................. 1,026,920
1,653,925
Cable and Satellite  — 3.6%
29,000 DISH Network Corp., Cl. A† ...................... 229,970
3,500 Liberty Broadband Corp., Cl. A† ................ 310,905
3,500 Liberty Broadband Corp., Cl. C† ................ 311,955
42,000 Liberty Global plc, Cl. A† .......................... 779,940
3,000 Liberty Media Corp.- Liberty Formula One,
Cl. A† ................................................... 192,840
3,000 Liberty Media Corp.- Liberty Formula One,
Cl. C† ................................................... 217,800
2,043,410
Communications Equipment  — 0.4%
5,500 Digi International Inc.† ............................. 230,615
Computer Software and Services  — 5.7%
2,000 Activision Blizzard Inc. .............................. 185,520
2,500 Black Knight Inc.† .................................... 175,800
4,000 EMIS Group plc ........................................ 74,537
5,000 ESI Group† .............................................. 816,379
2,700 Fiserv Inc.† .............................................. 340,767
14,000 ForgeRock Inc., Cl. A† .............................. 289,100
8,000 Gen Digital Inc. ......................................... 155,600
6,000 Playtech plc† ............................................ 43,197
700 Rockwell Automation Inc. ......................... 235,403
Shares
Market
Value
17,900 Rovio Entertainment Oyj ........................... $ 181,262
7,000 Software AG† ........................................... 244,749
15,000 Stratasys Ltd.† ......................................... 271,950
1,600 VMware Inc., Cl. A† .................................. 252,208
3,266,472
Consumer Products  — 1.1%
4,500 Bang & Olufsen A/S† ................................ 7,078
15,000 iRobot Corp.† ........................................... 600,000
607,078
Containers and Packaging  — 0.3%
5,000 Ardagh Group SA† ................................... 47,250
10,000 Ardagh Metal Packaging SA ...................... 37,800
1,000 Triton International Ltd. ............................ 84,310
169,360
Diversified Industrial  — 5.7%
6,500 Hexcel Corp. ............................................ 459,420
134,000 Myers Industries Inc. ................................ 2,627,740
575,000 Schmitt Industries Inc.† ........................... 8,050
15,000 Tredegar Corp. ......................................... 103,800
8,000 Velan Inc. ................................................. 76,381
3,275,391
Electronics  — 0.7%
600 MKS Instruments Inc. ............................... 65,502
5,500 National Instruments Corp. ....................... 324,500
390,002
Energy and Utilities  — 12.1%
5,000 Alerion Cleanpower SpA ........................... 156,129
132,000 Alvopetro Energy Ltd. ............................... 998,021
1,000 Avangrid Inc. ............................................ 37,080
20,000 Avista Corp. ............................................. 772,800
1,000 Denbury Inc.† .......................................... 87,910
35,000 Endesa SA ................................................ 749,832
7,087 Energy Transfer LP ................................... 94,186
1,000 Etablissements Maurel et Prom SA ........... 4,715
160,000 Gulf Coast Ultra Deep Royalty Trust ........... 2,000
2,500 KLX Energy Services Holdings Inc.† .......... 29,325
13,500 Magellan Midstream Partners LP .............. 894,645
8,000 NorthWestern Corp. .................................. 451,760
2,000 PDC Energy Inc. ....................................... 151,780
17,700 PNM Resources Inc. ................................. 793,314
7,500 Portland General Electric Co. ..................... 357,525
27,000 Severn Trent plc ....................................... 884,972
1,500 Southwest Gas Holdings Inc. .................... 98,910
2,000 TransAlta Renewables Inc. ........................ 20,354
12,000 UGI Corp. ................................................. 323,880
6,909,138
Entertainment  — 4.9%
22,000 Atlanta Braves Holdings Inc., Cl. A† .......... 1,041,480
1,674 Atlanta Braves Holdings Inc., Cl. C† .......... 68,156
46,000 Fox Corp., Cl. B(a) .................................... 1,444,860

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — July 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
70,000 IMAX China Holding Inc. ........................... $ 85,448
11,000 Warner Bros Discovery Inc.† .................... 143,770
2,783,714
Financial Services  — 5.2%
5,000 Argo Group International Holdings Ltd. ..... 148,500
800 Brookfield Asset Management Ltd., Cl. A ... 26,976
3,200 Brookfield Corp. ....................................... 111,680
17,500 Cadence Bank .......................................... 438,375
1,000 Cincinnati Bancorp Inc.† ........................... 14,900
2,566 CNFinance Holdings Ltd., ADR† ................ 8,134
7,500 Fanhua Inc., ADR† .................................... 53,400
2,319 First Bank ................................................. 28,987
17,000 First Horizon Corp. ................................... 231,710
4,000 Focus Financial Partners Inc., Cl. A† ......... 209,320
12,000 Greenhill & Co. Inc. .................................. 176,400
2,000 Gresham House plc .................................. 27,207
2,000 Home Point Capital Inc.† .......................... 4,640
27,000 Navient Corp. ........................................... 514,080
2,500 Numis Corp. plc ....................................... 10,684
15,700 Sculptor Capital Management Inc. ............. 171,915
7,684 Shore Bancshares Inc. .............................. 91,440
1,500 SouthState Corp. ...................................... 116,505
13,000 Synovus Financial Corp. ........................... 440,700
400 Topdanmark AS ........................................ 18,143
3,000 Webster Financial Corp. ............................ 141,960
2,985,656
Food and Beverage  — 1.3%
4,900 Chr. Hansen Holding A/S ........................... 370,171
4,000 Flowers Foods Inc. ................................... 98,840
12,000 GrainCorp Ltd., Cl. A ................................. 65,209
10,000 Primo Water Corp. .................................... 141,700
14,000 United Malt Group Ltd.† ........................... 45,326
721,246
Health Care  — 9.6%
2,300 Amedisys Inc.† ........................................ 208,932
1,200 Bio-Rad Laboratories Inc., Cl. A† .............. 486,432
6,000 Bioventus Inc., Cl. A† ............................... 21,720
6,000 Chinook Therapeutics Inc.† ....................... 235,080
6,500 Dechra Pharmaceuticals plc ...................... 309,814
5,000 Dialogue Health Technologies Inc.† ........... 19,262
20,000 DICE Therapeutics Inc.† ........................... 940,000
7,000 Grifols SA, ADR† ...................................... 76,370
5,000 Horizon Therapeutics plc† ........................ 501,350
100 ICU Medical Inc.† ..................................... 17,818
11,000 Idorsia Ltd.† ............................................ 87,036
1,000 Illumina Inc.† ........................................... 192,150
3,000 NuVasive Inc.† ......................................... 123,630
16,000 Perrigo Co. plc ......................................... 586,240
6,000 QIAGEN NV† ............................................ 280,920
Shares
Market
Value
500 QuidelOrtho Corp.† ................................... $ 43,680
1,000 Reata Pharmaceuticals Inc., Cl. A† ............ 165,580
2,500 Seagen Inc.† ............................................ 479,450
500 Sigilon Therapeutics Inc.† ........................ 10,460
800 Syneos Health Inc.† .................................. 33,928
4,000 TherapeuticsMD Inc.† .............................. 16,240
65,000 Viatris Inc. ............................................... 684,450
5,520,542
Hotels and Gaming  — 2.4%
3,000 NEOGAMES SA† ...................................... 81,720
2,500 Ryman Hospitality Properties Inc., REIT .... 238,225
40,000 Sciplay Corp., Cl. A† ................................. 784,000
8,000 Vista Outdoor Inc.† .................................. 242,400
1,346,345
Machinery  — 3.1%
25,000 CFT SpA†(b) ............................................ 126,442
10,500 CIRCOR International Inc.† ....................... 584,850
33,000 CNH Industrial NV .................................... 475,677
30,000 CNH Industrial NV, Borsa Italiana .............. 430,800
6,000 Valmet Oyj ............................................... 159,054
1,776,823
Materials  — 0.6%
2,000 Rogers Corp.† .......................................... 337,220
Media  — 2.8%
52,000 Telenet Group Holding NV ......................... 1,191,506
44,000 The E.W. Scripps Co., Cl. A† ..................... 433,840
1,625,346
Metals and Mining  — 2.7%
38,000 Alamos Gold Inc., Cl. A ............................. 469,300
5,000 Arconic Corp.† ......................................... 149,450
10,000 JSR Corp. ................................................ 286,226
4,257 Kinross Gold Corp. ................................... 21,210
10,000 Newcrest Mining Ltd., ADR ....................... 179,300
15,000 Pan American Silver Corp., Toronto ........... 253,896
85,000 PolyMet Mining Corp.† ............................. 176,800
110,000 Sierra Metals Inc.† ................................... 33,484
1,569,666
Publishing  — 0.1%
4,500 Lee Enterprises Inc.† ................................ 62,550
Real Estate  — 0.1%
5,000 Corem Property Group AB, Cl. B ............... 3,372
3,000 Healthcare Realty Trust Inc., REIT ............. 58,590
40,000 Trinity Place Holdings Inc.† ...................... 20,000
81,962
Retail  — 3.1%
5,000 Albertsons Companies Inc., Cl. A .............. 108,650
9,600 Franchise Group Inc. ................................ 285,696
22,000 Lookers plc .............................................. 35,349
100,000 Sportsman's Warehouse Holdings Inc.† .... 630,000

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — July 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
90,000 The Fresh Market Inc.†(b) ......................... $ 0
28,000 Village Super Market Inc., Cl. A ................. 651,840
12,400 Yamada Holdings Co. Ltd. ......................... 37,444
1,748,979
Semiconductors  — 0.1%
500 Silicon Motion Technology Corp., ADR ...... 31,700
200 Tower Semiconductor Ltd.† ...................... 7,550
39,250
Specialty Chemicals  — 2.4%
8,000 Chase Corp. ............................................. 1,007,120
8,000 Mativ Holdings Inc. .................................. 125,920
15,000 SGL Carbon SE† ....................................... 125,343
4,000 Univar Solutions Inc.† .............................. 144,560
1,402,943
Telecommunications  — 2.5%
200,000 Koninklijke KPN NV .................................. 723,911
7,000 Liberty Latin America Ltd., Cl. A† .............. 58,800
12,000 Liberty Latin America Ltd., Cl. C† .............. 99,840
10,000 Orange Belgium SA† ................................ 152,171
11,000 Parrot SA† ............................................... 43,903
1,000 Rogers Communications Inc., Cl. B ........... 43,780
29,998 Telesat Corp.† .......................................... 282,881
1,405,286
Wireless Communications  — 2.6%
18,000 Lumen Technologies Inc. .......................... 32,220
52,000 Millicom International Cellular SA, SDR† ... 806,943
380,321 NII Holdings Inc., Escrow† ....................... 133,112
11,000 Telephone and Data Systems Inc. .............. 88,220
25,500 United States Cellular Corp.† .................... 451,605
1,512,100
TOTAL COMMON STOCKS .................. 49,452,418
CLOSED-END FUNDS  — 0.1%
30,000 Altaba Inc., Escrow† ................................. 70,200
RIGHTS  — 0.7%
Health Care  — 0.2%
6,700 ABIOMED Inc., CVR† ................................ 11,725
45,000 Achillion Pharmaceuticals Inc., CVR† ........ 22,500
52,000 Adamas Pharmaceuticals Inc., CVR† ......... 2,600
52,000 Adamas Pharmaceuticals Inc., CVR† ......... 2,600
20,000 Akouos Inc., CVR† ................................... 15,000
4,000 Albireo Pharma Inc., CVR† ....................... 9,000
13,000 Ambit Biosciences Corp., CVR†(b) ............ 21,970
35,000 Amryt Pharma plc, CVR† .......................... 700
35,000 Amryt Pharma plc, CVR† .......................... 700
4,000 CinCor Pharma Inc., CVR† ........................ 12,000
28,000 Epizyme Inc., CVR† .................................. 560
Shares
Market
Value
5,000 Flexion Therapeutics Inc., CVR† ................ $ 3,250
75,000 Innocoll, CVR†(b) ..................................... 0
14,000 Ipsen SA/Clementia, CVR†(b) ................... 0
11,000 Ocera Therapeutics, CVR†(b) .................... 1,870
3,000 Opiant Pharmaceuticals Inc., CVR† ........... 1,500
2,000 Prevail Therapeutics Inc., CVR† ................ 1,000
2,000 Radius Health Inc., CVR† .......................... 200
156,000 Teva Pharmaceutical Industries Ltd., CCCP,
expire 01/02/24†(b) .............................. 0
7,000 Tobira Therapeutics Inc., CVR†(b) ............. 0
107,175
Materials  — 0.1%
17,500 Resolute Forest Products Inc., CVR† ......... 35,000
Metals and Mining  — 0.4%
10,000 Kinross Gold Corp., CVR†(b) .................... 0
400,000 Pan American Silver Corp., CVR† .............. 220,760
220,760
TOTAL RIGHTS ............................... 362,935
WARRANTS  — 0.0%
Business Services  — 0.0%
6 Internap Corp., expire 05/08/24†(b) .......... 3,912
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 12.9%
$ 7,455,000 U.S. Treasury Bills,
5.148% to 5.297%††,
09/14/23 to 10/12/23(c) ........................ 7,396,016
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $54,918,069) ............................... $ 57,285,481
Shares
Market
Value
SECURITIES SOLD SHORT — (0.2)%
Building and Construction — (0.2)%
1,000 Lennar Corp., Cl. A ......................... $ 126,830
TOTAL SECURITIES SOLD SHORT
(Proceeds received $93,613)(d) ......... $ 126,830

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — July 31, 2023 (Unaudited)
(a) Securities, or a portion thereof, with a value of $695,420 were deposited with the broker as collateral for securities sold short.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) At July 31, 2023, $500,000 of the principal amount was pledged as collateral for securities sold short.
(d) At July 31, 2023, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt